                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ] Amendment Number:

This Amendment:            [  ] is a restatement
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    Devon Energy Corporation
Address: 20 North Broadway
         Oklahoma City, OK 73102-8260

Form 13F File Number: 028-05117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Janice A. Dobbs
Title: Corporate Secretary
Phone: (405) 552-7844

Signature, Place, and Date of Signing:


  /s/ Janice A. Dobbs         Oklahoma City, OK         February 22, 2007
----------------------        -----------------         -----------------
Janice A. Dobbs               City, State                     Date

Report Type:

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

Number of other included Managers                    0

Form 13F Information Table Entry Total:              1

Form 13F Information Table Value [Total]:            $1,035,626,490

List of Other Included Managers:                     NONE

                           FORM 13F INFORMATION TABLE



COLUMN 1           COLUMN 2      COLUMN 3     COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                            VOTING AUTHORITY
--------           --------      --------     --------  ----------------------     --------   --------  ---------------------------
NAME OF ISSUER     TITLE OF      CUSIP        VALUE     SHRS/        SH/   PUT/    INVSTMT    OTHER     SOLE     SHARED     NONE
                   CLASS                      (X$1000)  PRN AMT      PRN   CALL    DISCRETN   MANAGERS
------------------ ---------     ----------   --------- ------------ ----- ------  ---------  --------- -------- ---------- -------
Chevron            Common        166764100    1,035,626 14,184,858   SH            SOLE
Corporation